Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income - Collaboration (Details) € in Thousands	6 Months Ended
	Jun. 30, 2018 EUR (€) item payment	Jun. 30, 2017 EUR (€)	Dec. 31, 2017 EUR (€)
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income	€ 4,910		€ 10,070
Upfront payments	6,812	€ 8,664
Milestone payments	10,132	9,677
Revenue	17,910	22,448
AbbVie and LEO Pharma
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Deferred income	4,900
Revenue	€ 8,600
IFRS 15 | AbbVie and LEO Pharma
Notes to unaudited condensed consolidated interim statement of profit and loss and other comprehensive income
Number of performance obligation | item	1
Number of agreements | payment	2
Number of new milestone payments | payment	2
Deferred income	€ 800
Upfront payments	6,800
Milestone payments	9,100	€ 1,800
Revenue	€ 8,300